Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 26,671
Ending balance		27,181	$ 26,671
Carrying amount		27,181	26,671
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		52,269	50,742
Effect of movements in foreign exchange		934	(983)
Acquisitions		1,748	4,279
Disposals through sale and derecognition		(532)	(1,822)
Disposals through the sale of subsidiaries		0	(13)
Transfer (to)/from other asset categories and other movements	[1]	167	66
Ending balance		54,587	52,269
Carrying amount		54,587	52,269
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(28,024)	(26,284)
Effect of movements in foreign exchange		(482)	507
Depreciation		(1,775)	(3,530)
Disposals through sale and derecognition		494	1,631
Disposals through the sale of subsidiaries		0	8
Impairment losses		(60)	(172)
Transfer (to)/from other asset categories and other movements	[1]	(186)	(186)
Ending balance		(30,033)	(28,024)
Carrying amount		(30,033)	(28,024)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,007
Ending balance		8,126	8,007
Carrying amount		8,126	8,007
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,591
Effect of movements in foreign exchange		211
Acquisitions		3
Disposals through sale and derecognition		(24)
Disposals through the sale of subsidiaries		0
Transfer (to)/from other asset categories and other movements	[1]	172
Ending balance		12,953	12,591
Carrying amount		12,953	12,591
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,584)
Effect of movements in foreign exchange		(55)
Depreciation		(197)
Disposals through sale and derecognition		18
Disposals through the sale of subsidiaries		0
Impairment losses		(3)
Transfer (to)/from other asset categories and other movements	[1]	(6)
Ending balance		(4,827)	(4,584)
Carrying amount		(4,827)	(4,584)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		14,033
Ending balance		14,285	14,033
Carrying amount		14,285	14,033
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37,473
Effect of movements in foreign exchange		671
Acquisitions		728
Disposals through sale and derecognition		(507)
Disposals through the sale of subsidiaries		0
Transfer (to)/from other asset categories and other movements	[1]	1,125
Ending balance		39,491	37,473
Carrying amount		39,491	37,473
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(23,440)
Effect of movements in foreign exchange		(426)
Depreciation		(1,578)
Disposals through sale and derecognition		476
Disposals through the sale of subsidiaries		0
Impairment losses		(57)
Transfer (to)/from other asset categories and other movements	[1]	(180)
Ending balance		(25,206)	(23,440)
Carrying amount		(25,206)	(23,440)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,205
Ending balance		2,143	2,205
Carrying amount		2,143	2,205
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,205
Effect of movements in foreign exchange		52
Acquisitions		1,017
Disposals through sale and derecognition		0
Transfer (to)/from other asset categories and other movements	[1]	(1,130)
Ending balance		2,143	2,205
Carrying amount		2,143	2,205
Under construction [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses		0
Transfer (to)/from other asset categories and other movements	[1]	0
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		24,245
Ending balance		24,553	24,245
Carrying amount		$ 24,553	$ 24,245

[1]	The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the statement of financial position of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.